Putnam New York Tax Exempt Income Fund	Apr. 05, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	March 30, 2017

Putnam New York Tax Exempt Income Fund
Prospectuses dated March 30, 2017
Class T shares of the fund are not currently available for purchase. PUTNAM INVESTMENTS